STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended				9 Months Ended	12 Months Ended
	Mar. 31, 2023		Mar. 31, 2022		Dec. 31, 2021	Dec. 31, 2022
General and administrative expense	$ 432,438		$ 354,876		$ 702,456	$ 1,140,064
Administrative expense-related party	30,000		30,000		60,000	120,000
Loss from operations	(462,438)		(384,876)		(762,456)	(1,260,064)
Other income:
Gain from change in fair value of warrant liability	233,240		987,262		1,120,738	1,332,022
Interest earned on marketable securities held in trust account	50,777		1,973		2,777	217,210
Day one loss in PIPE Derivative Liability						(1,108,709)
Gain from change in fair value of PIPE Derivative Liability						43,412
Total other income					1,123,515	483,935
(Loss) Income before income taxes	(312,060)		604,359		361,059	(776,129)
Income tax expense	0					0
Net (Loss) Income	$ (312,060)		$ 604,359		$ 361,059	$ (776,129)
Ordinary shares subject to redemption
Other income:
Weighted average ordinary shares outstanding, basic	873,285		8,000,000		4,527,778	4,795,078
Weighted average ordinary shares outstanding, diluted	873,285		8,000,000		4,527,778 [1]	4,795,078 [1]
Basic net income (loss) per ordinary share	$ 0.10		$ 0.06		$ 0.38	$ (0.10)
Diluted net income (loss) per ordinary share	$ 0.10		$ 0.06		$ 0.38	$ (0.10)
Non-redeemable ordinary share
Other income:
Weighted average ordinary shares outstanding, basic	2,000,000	[2]	2,000,000	[2]	1,868,056	2,000,000
Weighted average ordinary shares outstanding, diluted	2,000,000	[2]	2,000,000	[2]	1,868,056	2,000,000
Basic net income (loss) per ordinary share	$ (0.20)		$ 0.06		$ (0.73)	$ (0.16)
Diluted net income (loss) per ordinary share	$ (0.20)		$ 0.06		$ (0.73)	$ (0.16)

[1]	875,000 ordinary shares were surrendered to the Company for cancellation for no consideration, resulting in 2,000,000 ordinary shares outstanding. All share amounts and related information have been retroactively restated to reflect the share surrender (see Note 7)
[2]	875,000 ordinary shares were surrendered to the Company for cancellation for no consideration, resulting in 2,000,000 ordinary shares outstanding. All share amounts and related information have been retroactively restated to reflect the share surrender (see Note 7).